Common Stock Shares Reserved for Future Issuance (Detail) - shares shares in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock reserved for future issuance	59,698	189,428	165,263
Stock Options [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	48,655	43,998	23,404
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	2,096	0	0
Shares Available For Future Issuance [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	4,770	3,624	53
SeriesB Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	0	278	625
Series C Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	0	1,677	1,677
Common Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	427	0	0
Employees Stock Purchase Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	3,750	0	0
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	0	139,851	139,504